Seward & Kissel LLP
                               1200 G Street, N.W.
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                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                March 4, 2004

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  AllianceBernstein Select Investor Series, Inc.
              (File Nos. 333-8818 and 811-9176)

Ladies and Gentlemen:

         On behalf of AllianceBernstein Select Investor Series, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the various portfolios of the Fund and the Statement of Additional Information for the AllianceBernstein Biotechnology Portfolio that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment for the Fund was filed electronically with the Securities and Exchange Commission on February 27, 2004.

                                                Sincerely,


                                                /s/ Jennifer R. Parker
                                                ------------------------
                                                    Jennifer R. Parker



00250.0157 #468646